STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows From Operating Activities:
Net income	$ 7,494,794	$ 2,162,761	$ 11,645,768
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation and organization costs paid by related parties		6,255
Investment income earned on investments held in the Trust Account	(255,426)		(2,901,000)
Gain on change in fair value of derivative warrant liabilities	(7,881,401)	(3,436,685)	(10,128,054)
Offering costs allocated to derivative warrant liabilities		442,567
Share-based compensation		569,868
Changes in operating assets and liabilities:
Prepaid expenses	(42,061)	(308,125)	26,155
Other current assets	24,567	(24,567)	24,567
Other assets	152,780	(281,955)	281,955
Changes in accrued offering costs	(15,348)	35,348	(15,348)
Accounts payable and accrued expenses	116,329	143,166	198,381
Net Cash Used In Operating Activities	(405,766)	(691,367)	(867,576)
Cash Flows from Investing Activities:
Cash deposited into Trust Account		(234,600,000)
Net Cash Provided By Investing Activities		(234,600,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units in Public Offering, net of underwriting fee		226,000,000
Proceeds from sale of Private Placement Warrants		11,259,500
Proceeds from promissory note - related party		267,752
Repayment of promissory note - related party		(267,752)
Proceeds from issuance of Class B ordinary shares to Sponsor		25,000
Due to related party		111
Payment of offering costs		(540,427)
Net Cash Used In Financing Activities		236,744,184
Net change in cash	(405,766)	1,452,817	(867,576)
Cash at beginning of period	1,452,817		1,452,817
Cash at end of period	1,047,051	1,452,817	585,241
Supplemental disclosure of non-cash financing activities:
Current period remeasurement to redemption value	$ 255,426		$ 2,901,000
Deferred underwriters' commissions in connection with the Public Offering		8,650,000
Deferred offering costs paid in exchange for Class B ordinary shares		969,385
Remeasurement of Class A ordinary shares to redemption value		$ 25,275,733